Seward & Kissel LLP
                                901 K Street, NW
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                          February 3, 2016

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


           Re:  AB Institutional Funds, Inc.
                - AB Global Real Estate Investment Fund II
                (File Nos. 333-37177 and 811-08403)
                ---------------------------------------------

Dear Sir or Madam:

            On behalf of AB Institutional Funds, Inc. - AB Global Real Estate Investment Fund II (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on January 29, 2016.

            Please call me at the above-referenced number if you have any questions regarding the foregoing.

                                                        Sincerely,


                                                        /s/ Anna C. Weigand
                                                        -------------------
                                                            Anna C. Weigand